UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Grayscale Future of Finance ETF
GFOF (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Grayscale Future of Finance ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://etfs.grayscale.com/gfof. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Grayscale Future of Finance ETF	$36	0.70%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$7,551,352
Number of Holdings	24
Portfolio Turnover	22%
Net Advisory Fee	$23,474
30-Day SEC Yield	0.13%
30-Day SEC Yield Unsubsidized	0.13%
Visit https://etfs.grayscale.com/gfof for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Information Technology	54.8%
Financials	45.1%
Cash & Other	0.1%

Top 10 Issuers	(%)
First American Government Obligations Fund	9.0%
Block, Inc.	8.2%
Marathon Digital Holdings, Inc.	8.0%
Robinhood Markets, Inc.	8.0%
PayPal Holdings, Inc.	7.6%
Coinbase Global, Inc.	7.2%
Hut 8 Corporation	5.2%
Terawulf, Inc.	4.5%
Northern Data AG	4.3%
Galaxy Digital Holdings, Ltd.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/gfof
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Investments documents not be householded, please contact Grayscale Investments at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Investments or your financial intermediary.
Grayscale Future of Finance ETF	PAGE 1	TSR-SAR-26922B725

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Grayscale Future of Finance ETF (GFOF)
Core Financial Statements
June 30, 2024 (Unaudited)

Grayscale Future of Finance ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Financials - 45.1%(a)
Block, Inc.(b)	9,589	$618,395
Coinbase Global, Inc. - Class A(b)	2,437	541,575
Galaxy Digital Holdings, Ltd.(b)	27,140	316,949
Monex Group, Inc.	65,479	295,929
OSL Group, Ltd.(b)	202,500	142,653
PayPal Holdings, Inc.(b)	9,829	570,377
Plus500, Ltd.	10,868	311,307
Robinhood Markets, Inc. - Class A(b)	26,583	603,700
		3,400,885
Information Technology - 54.8%(a)
Applied Digital Corporation(b)(c)	51,791	308,156
Bit Digital, Inc.(b)(c)	66,849	212,580
Bitdeer Technologies Group - Class A(b)	29,950	307,287
Bitfarms, Ltd.(b)	103,834	266,853
Canaan, Inc. - ADR(b)(c)	141,580	141,552
Cipher Mining, Inc.(b)	60,203	249,842
Cleanspark, Inc.(b)	16,827	268,391
Hive Digital Technologies, Ltd.(b)	67,177	206,905
Hut 8 Corporation(b)	26,474	395,848
Iris Energy, Ltd.(b)	22,542	254,499
Marathon Digital Holdings, Inc.(b)	30,634	608,085
Northern Data AG(b)	12,682	323,489
Riot Platforms, Inc.(b)	28,300	258,662
Terawulf, Inc.(b)	76,022	338,298
		4,140,447
TOTAL COMMON STOCKS (Cost $5,823,238)		7,541,332
SHORT-TERM INVESTMENTS - 0.1%
First American Government Obligations Fund - Class X, 5.23%(d)	8,087	8,087
TOTAL SHORT-TERM INVESTMENTS (Cost $8,087)		8,087

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.9%
First American Government Obligations Fund - Class X, 5.23%(d)	674,821	$674,821
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $674,821)		674,821
TOTAL INVESTMENTS - 108.9% (Cost $6,506,146)		$8,224,240
Liabilities in Excess of Other Assets - (8.9)%		(672,888)
TOTAL NET ASSETS - 100.0%		$7,551,352

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in the Notes to Financial Statements.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $596,325 which represented 7.9% of net assets.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

Grayscale Future of Finance ETF
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$8,224,240
Receivable for investments sold	1,332,492
Dividends and interest receivable	9,587
Securities lending income receivable	1,939
Total assets	9,568,258
LIABILITIES:
Payable for capital shares redeemed	943,980
Payable upon return of securities loaned (See Note 4)	674,821
Payable for investments purchased	393,759
Payable to adviser	4,346
Total liabilities	2,016,906
NET ASSETS	$7,551,352
Net Assets Consist of:
Paid-in capital	$11,654,051
Total accumulated losses	(4,102,699)
Total net assets	$7,551,352
Net asset value	$7,551,352
Shares issued and outstanding(a)	400,000
Net asset value per share	$18.88
COST:
Investments, at cost	$6,506,146
LOANED SECURITIES:
at value (included in investments)	$596,325

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Grayscale Future of Finance ETF
Statement of Operations
For the Period Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$17,653
Less: Dividend withholding taxes	(3,661)
Interest income	570
Securities lending income, net (See Note 4)	27,494
Total investment income	42,056
EXPENSES:
Investment advisory fee	23,474
Total expenses	23,474
Net investment income	18,582
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(670,249)
In-kind redemptions	1,413,634
Foreign currency translation	(304)
Net realized gain	743,081
Net change in unrealized depreciation on:
Investments	(97,722)
Foreign currency translation	(88)
Net change in unrealized depreciation	(97,810)
Net realized and unrealized gain	645,271
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$663,853

The accompanying notes are an integral part of these financial statements.

3

Grayscale Future of Finance ETF
Statements of Changes in Net Assets

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$18,582	$76,601
Net realized gain/(loss)	743,081	(2,077,515)
Net change in unrealized appreciation/(depreciation)	(97,810)	6,672,566
Net increase in net assets from operations	663,853	4,671,652
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(282,982)	(310,302)
Total distributions to shareholders	(282,982)	(310,302)
CAPITAL TRANSACTIONS:
Subscriptions	2,341,305	530,895
Redemptions	(2,363,835)	(1,129,158)
Net decrease in net assets from capital transactions	(22,530)	(598,263)
Net increase in net assets	358,341	3,763,087
NET ASSETS:
Beginning of the period	$7,193,011	$3,429,924
End of the period	$7,551,352	$7,193,011
SHARE TRANSACTIONS
Subscriptions	125,000	25,000
Redemptions	(125,000)	(75,000)
Total decrease in shares outstanding	—	(50,000)

The accompanying notes are an integral part of these financial statements.

4

Grayscale Future of Finance ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$17.98	$7.62	$25.93
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.05	0.18	(0.03)
Net realized and unrealized gain (loss) on investments(f)	1.56	10.91	(18.28)
Total from investment operations	1.61	11.09	(18.31)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.71)	(0.73)	—
Total distributions	(0.71)	(0.73)	—
Net asset value, end of period	$18.88	$17.98	$7.62
Total Return(c)	8.91%	145.73%	−70.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,551	$7,193	$3,430
Ratio of expenses to average net assets(d)	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets(d)	0.55%	1.47%	−0.20%
Portfolio turnover rate(c)(e)	22%	68%	45%

(a)	Inception date of the Fund was February 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

5

Grayscale Future of Finance ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
Grayscale Future of Finance ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Bloomberg Grayscale Future of Finance Index (the “Index”). The Fund commenced operations on February 1, 2022.
The end of the reporting period for the Fund is June 30, 2024, and the period covered by these Notes to Financial Statements is the period ended June 30, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

6

Grayscale Future of Finance ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,541,332	$ —	$ —	$7,541,332
Short-Term Investments	8,087	—	—	8,087
Investments Purchased with Proceeds from Securities Lending	674,821	—	—	674,821
Total Investments in Securities	$8,224,240	$—	$—	$8,224,240

^	See Schedule of Investments for breakout of investments by sector.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance

7

Grayscale Future of Finance ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the fiscal period ended December 31, 2023, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(649,362)	$649,362

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Grayscale Advisors, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Asset Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser

8

Grayscale Future of Finance ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.70% based on the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian” and “Securities Lending Agent”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
The Fund may lend up to 33 1∕3 percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.
As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Collateral Received*
$596,325	$674,821

9

Grayscale Future of Finance ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
*
The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from the borrowers for the securities loaned to it (“Securities lending income, net”) is reflected in the Fund’s Statement of Operations. Net Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period was $27,494.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,535,268 and $1,902,455, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $2,244,374 and $2,152,429, respectively.
NOTE 6 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2023 were as follows:

Tax cost of investments	$8,434,835
Gross tax unrealized appreciation	$2,534,318
Gross tax unrealized depreciation	(1,080,894)
Net tax unrealized appreciation (depreciation)	1,453,424
Undistributed ordinary income	263,862
Undistributed long-term capital gains	—
Other accumulated gain/(loss)	(6,200,856)
Distributable earnings (accumulated deficit)	$(4,483,570)

The differences between the cost basis for financial statements and federal income tax purposes are primarily due to timing differences in recognizing wash sales and PFIC mark to market.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended December 31, 2023, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.
As of December 31, 2023, the Fund had the following capital loss carryforwards with no expiration:

Short-Term	Long-Term
$3,816,401	$2,384,455

The tax character of distributions paid by the Fund during the fiscal year ended December 31, 2023 was $310,302 of ordinary income.
There were no distributions paid by the Fund during the fiscal period ended December 31, 2022.

10

Grayscale Future of Finance ETF
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
NOTE 7 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.
NOTE 8 – RISKS
Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

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Grayscale Future of Finance ETF
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 17-18, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Grayscale Advisors LLC (the “Adviser”) and the Trust, on behalf of Grayscale Future of Finance ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.
The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Fund, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund and its underlying index.
The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an index-based fund.
Historical Performance. The Trustees next considered the Fund’s performance. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended September 30, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – US Fund Digital Assets (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified and selected funds (i.e., a mix of passively managed index ETFs and actively managed ETFs focused on securities with exposure to blockchain and the digital economy) as the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results.
In addition, the Board noted that, for each applicable period ended September 30, 2023, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also considered that the Fund’s one-year return exceeded the return of the Fund’s underlying index and attributed the positive tracking error to the Fund’s securities lending program.

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Grayscale Future of Finance ETF
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
The Board also noted that the Fund significantly underperformed the S&P 500 Index, its broad-based benchmark, over the one-year and since inception periods ended September 30, 2023. The S&P 500 Index provides an indication of the performance of U.S. large-cap companies. The Board considered, however, that the Fund seeks to provide investors with exposure to companies involved in the advancement of the digital economy, which includes companies at the intersection of finance, technology, and digital assets, not broad exposure to the large-cap equity market.
The Board noted that the Fund significantly underperformed the median return of its Peer Group and Category Peer Group over the one-year period ended September 30, 2023. The Board took into consideration that although the Fund invests in the equity securities of companies in the digital economy, the Fund specifically states that it does not invest directly or indirectly in digital assets. The Board then noted that, despite this, the Fund is classified by Morningstar within the Digital Asset ETFs category. Accordingly, the Board took into consideration that the Fund’s Category Peer Group is comprised of ETFs with more exposure to bitcoin and other cryptocurrencies, and less exposure to equities in the digital economy, than the Fund. The Board further noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year and year-to-date periods ended September 30, 2023.
Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b–1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources. The Board noted that the Fund’s net expense ratio was equal to its unified fee. The Board then compared the Fund’s net expense ratio to the net expense ratio of its Peer Group and Category Peer Group, as shown in the Barrington Report, as well as its Selected Peer Group.
The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Category Peer Group. The Board also noted that the Fund’s net expense ratio was higher than the median net expense ratio of, but within the range of expense ratios for, the funds in the Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of expense ratios for the funds in the Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses as well as the structure of its advisory fee with respect to potential economies of scale. The Board noted that the advisory fee structure did not contain any breakpoint reductions as Fund assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the current fee structure for the Fund reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

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Grayscale Future of Finance ETF
Federal Tax Information (Unaudited)
For the fiscal period ended December 31, 2023, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was 2.93%.
For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal period ended December 31, 2023 was 0.31%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.0%.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

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Grayscale Future of Finance ETF
Information About Portfolio Holdings (Unaudited)
The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at https://etfs.grayscale.com/gfof. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on its website at https://etfs.grayscale.com/gfof.

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Grayscale Future of Finance ETF
Information About Proxy Voting (Unaudited)
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://etfs.grayscale.com/gfof.
When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

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Grayscale Future of Finance ETF
Frequency Distribution of Premiums and Discounts (Unaudited)
Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://etfs.grayscale.com/gfof.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/6/2024

By (Signature and Title)*	/s/ Kristin M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/6/2024

* Print the name and title of each signing officer under his or her signature.